GOF P-16 1/09

                       SUPPLEMENT DATED JANUARY 1, 2009
                     TO THE CURRENTLY EFFECTIVE PROSPECTUS
                          OF EACH OF THE LISTED FUNDS

                   FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

                      FRANKLIN CALIFORNIA TAX-FREE TRUST
               Franklin California Insured Tax-Free Income Fund
          Franklin California Intermediate-Term Tax-Free Income Fund
                   Franklin California Tax-Exempt Money Fund

                         FRANKLIN CAPITAL GROWTH FUND

                           FRANKLIN CUSTODIAN FUNDS
                            Franklin DynaTech Fund
                             Franklin Growth Fund
                             Franklin Income Fund
                   Franklin U.S. Government Securities Fund
                            Franklin Utilities Fund

                     FRANKLIN FEDERAL TAX-FREE INCOME FUND

                             FRANKLIN GLOBAL TRUST
                       Franklin Global Real Estate Fund
                      Franklin International Growth Fund
                 Franklin International Small Cap Growth Fund
                        Franklin Large Cap Equity Fund

                    FRANKLIN GOLD AND PRECIOUS METALS FUND

                          FRANKLIN HIGH INCOME TRUST
                           Franklin High Income Fund

                      FRANKLIN INVESTORS SECURITIES TRUST
              Franklin Adjustable U.S. Government Securities Fund
                            Franklin Balanced Fund
                     Franklin Convertible Securities Fund
                          Franklin Equity Income Fund
                   Franklin Floating Rate Daily Access Fund
           Franklin Limited Maturity U.S. Government Securities Fund
                    Franklin Low Duration Total Return Fund
                           Franklin Real Return Fund
                          Franklin Total Return Fund

                            FRANKLIN MANAGED TRUST
                        Franklin Rising Dividends Fund

                      FRANKLIN MUNICIPAL SECURITIES TRUST
                 Franklin California High Yield Municipal Fund
                    Franklin Tennessee Municipal Bond Fund

                         FRANKLIN MUTUAL RECOVERY FUND

                         FRANKLIN MUTUAL SERIES FUNDS
                              Mutual Beacon Fund
                             Mutual Discovery Fund
                             Mutual European Fund
                        Mutual Financial Services Fund
                             Mutual Qualified Fund
                              Mutual Shares Fund

                    FRANKLIN NEW YORK TAX-FREE INCOME FUND

                       FRANKLIN NEW YORK TAX-FREE TRUST
                Franklin New York Insured Tax-Free Income Fund
           Franklin New York Intermediate-Term Tax-Free Income Fund
                    Franklin New York Tax-Exempt Money Fund

                     FRANKLIN REAL ESTATE SECURITIES TRUST
                     Franklin Real Estate Securities Fund

                     FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                           FRANKLIN STRATEGIC SERIES
                     Franklin Biotechnology Discovery Fund
                         Franklin Flex Cap Growth Fund
                       Franklin Focused Core Equity Fund
                      Franklin Growth Opportunities Fund
                        Franklin Natural Resources Fund
                      Franklin Small-Mid Cap Growth Fund
                        Franklin Small Cap Growth Fund
                        Franklin Strategic Income Fund

                            FRANKLIN TAX-FREE TRUST
                     Franklin Alabama Tax-Free Income Fund
                     Franklin Arizona Tax-Free Income Fund
                    Franklin Colorado Tax-Free Income Fund
                   Franklin Connecticut Tax-Free Income Fund
                     Franklin Double Tax-Free Income Fund
            Franklin Federal Intermediate-Term Tax-Free Income Fund
              Franklin Federal Limited-Term Tax-Free Income Fund
                     Franklin Florida Tax-Free Income Fund
                     Franklin Georgia Tax-Free Income Fund
                   Franklin High Yield Tax-Free Income Fund
                     Franklin Insured Tax-Free Income Fund
                    Franklin Kentucky Tax-Free Income Fund
                    Franklin Louisiana Tax-Free Income Fund
                    Franklin Maryland Tax-Free Income Fund
              Franklin Massachusetts Insured Tax-Free Income Fund
                Franklin Michigan Insured Tax-Free Income Fund
                Franklin Minnesota Insured Tax-Free Income Fund
                    Franklin Missouri Tax-Free Income Fund
                   Franklin New Jersey Tax-Free Income Fund
                 Franklin North Carolina Tax-Free Income Fund
                  Franklin Ohio Insured Tax-Free Income Fund
                     Franklin Oregon Tax-Free Income Fund
                  Franklin Pennsylvania Tax-Free Income Fund
                    Franklin Virginia Tax-Free Income Fund

                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                Franklin Templeton 2015 Retirement Target Fund Franklin Templeton 2025 Retirement Target Fund Franklin Templeton 2035 Retirement Target Fund
                Franklin Templeton 2045 Retirement Target Fund
                  Franklin Templeton Conservative Target Fund
                 Franklin Templeton Corefolio Allocation Fund
               Franklin Templeton Founding Funds Allocation Fund
                     Franklin Templeton Growth Target Fund
                    Franklin Templeton Moderate Target Fund
                Franklin Templeton Perspectives Allocation Fund

                        FRANKLIN TEMPLETON GLOBAL TRUST
                     Franklin Templeton Hard Currency Fund

                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
                          Franklin India Growth Fund
                   Templeton Foreign Smaller Companies Fund
                       Templeton Global Long-Short Fund

                        FRANKLIN VALUE INVESTORS TRUST
                          Franklin All Cap Value Fund
                    Franklin Balance Sheet Investment Fund
                         Franklin Large Cap Value Fund
                         Franklin MicroCap Value Fund
                          Franklin MidCap Value Fund
                         Franklin Small Cap Value Fund

                          TEMPLETON CHINA WORLD FUND

                      TEMPLETON DEVELOPING MARKETS TRUST

                                TEMPLETON FUNDS
                            Templeton Foreign Fund
                             Templeton World Fund

                       TEMPLETON GLOBAL INVESTMENT TRUST
                              Templeton BRIC Fund
                   Templeton Emerging Markets Small Cap Fund
                             Templeton Income Fund
                        Templeton Frontier Markets Fund

                     TEMPLETON GLOBAL OPPORTUNITIES TRUST

                    TEMPLETON GLOBAL SMALLER COMPANIES FUND

                          TEMPLETON GROWTH FUND, INC.

                            TEMPLETON INCOME TRUST
                          Templeton Global Bond Fund
                      Templeton Global Total Return Fund
                       Templeton International Bond Fund

The Prospectus is amended as follows:

The first paragraph of the "Other dealer compensation" section under "Account Policies" is revised as follows:

OTHER DEALER COMPENSATION. Distributors may make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain dealers who have sold shares of the Franklin Templeton mutual funds. In the case of any one dealer, marketing support payments will not exceed the sum of 0.08% of that dealer's current year's total sales of Franklin Templeton mutual funds, and 0.05% (or 0.03%) of the total assets of equity (or fixed income) funds attributable to that dealer, on an annual basis. Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed this limitation. Distributors makes these payments in connection with the qualifying dealers' efforts to educate financial advisors about the Franklin Templeton funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these payments.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.








GOF SA-1 01/09

                       SUPPLEMENT DATED JANUARY 1, 2009
        TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION
                          OF EACH OF THE LISTED FUNDS

                   FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

                      FRANKLIN CALIFORNIA TAX-FREE TRUST
               Franklin California Insured Tax-Free Income Fund
          Franklin California Intermediate-Term Tax-Free Income Fund
                   Franklin California Tax-Exempt Money Fund

                         FRANKLIN CAPITAL GROWTH FUND

                           FRANKLIN CUSTODIAN FUNDS
                            Franklin DynaTech Fund
                             Franklin Growth Fund
                             Franklin Income Fund
                   Franklin U.S. Government Securities Fund
                            Franklin Utilities Fund

                     FRANKLIN FEDERAL TAX-FREE INCOME FUND

                             FRANKLIN GLOBAL TRUST
                       Franklin Global Real Estate Fund
                      Franklin International Growth Fund
                 Franklin International Small Cap Growth Fund
                        Franklin Large Cap Equity Fund

                    FRANKLIN GOLD AND PRECIOUS METALS FUND

                          FRANKLIN HIGH INCOME TRUST
                           Franklin High Income Fund

                      FRANKLIN INVESTORS SECURITIES TRUST
              Franklin Adjustable U.S. Government Securities Fund
                            Franklin Balanced Fund
                     Franklin Convertible Securities Fund
                          Franklin Equity Income Fund
                   Franklin Floating Rate Daily Access Fund
           Franklin Limited Maturity U.S. Government Securities Fund
                    Franklin Low Duration Total Return Fund
                           Franklin Real Return Fund
                          Franklin Total Return Fund

                            FRANKLIN MANAGED TRUST
                        Franklin Rising Dividends Fund

                      FRANKLIN MUNICIPAL SECURITIES TRUST
                 Franklin California High Yield Municipal Fund
                    Franklin Tennessee Municipal Bond Fund

                         FRANKLIN MUTUAL RECOVERY FUND

                         FRANKLIN MUTUAL SERIES FUNDS
                              Mutual Beacon Fund
                             Mutual Discovery Fund
                             Mutual European Fund
                        Mutual Financial Services Fund
                             Mutual Qualified Fund
                              Mutual Shares Fund

                    FRANKLIN NEW YORK TAX-FREE INCOME FUND

                       FRANKLIN NEW YORK TAX-FREE TRUST
                Franklin New York Insured Tax-Free Income Fund
           Franklin New York Intermediate-Term Tax-Free Income Fund
                    Franklin New York Tax-Exempt Money Fund

                     FRANKLIN REAL ESTATE SECURITIES TRUST
                     Franklin Real Estate Securities Fund

                     FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                           FRANKLIN STRATEGIC SERIES
                     Franklin Biotechnology Discovery Fund
                         Franklin Flex Cap Growth Fund
                       Franklin Focused Core Equity Fund
                      Franklin Growth Opportunities Fund
                        Franklin Natural Resources Fund
                      Franklin Small-Mid Cap Growth Fund
                        Franklin Small Cap Growth Fund
                        Franklin Strategic Income Fund

                            FRANKLIN TAX-FREE TRUST
                     Franklin Alabama Tax-Free Income Fund
                     Franklin Arizona Tax-Free Income Fund
                    Franklin Colorado Tax-Free Income Fund
                   Franklin Connecticut Tax-Free Income Fund
                     Franklin Double Tax-Free Income Fund
            Franklin Federal Intermediate-Term Tax-Free Income Fund
              Franklin Federal Limited-Term Tax-Free Income Fund
                     Franklin Florida Tax-Free Income Fund
                     Franklin Georgia Tax-Free Income Fund
                   Franklin High Yield Tax-Free Income Fund
                     Franklin Insured Tax-Free Income Fund
                    Franklin Kentucky Tax-Free Income Fund
                    Franklin Louisiana Tax-Free Income Fund
                    Franklin Maryland Tax-Free Income Fund
              Franklin Massachusetts Insured Tax-Free Income Fund
                Franklin Michigan Insured Tax-Free Income Fund
                Franklin Minnesota Insured Tax-Free Income Fund
                    Franklin Missouri Tax-Free Income Fund
                   Franklin New Jersey Tax-Free Income Fund
                 Franklin North Carolina Tax-Free Income Fund
                  Franklin Ohio Insured Tax-Free Income Fund
                     Franklin Oregon Tax-Free Income Fund
                  Franklin Pennsylvania Tax-Free Income Fund
                    Franklin Virginia Tax-Free Income Fund

                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                Franklin Templeton 2015 Retirement Target Fund Franklin Templeton 2025 Retirement Target Fund Franklin Templeton 2035 Retirement Target Fund
                Franklin Templeton 2045 Retirement Target Fund
                  Franklin Templeton Conservative Target Fund
                 Franklin Templeton Corefolio Allocation Fund
             Franklin Templeton Founding Funds Allocation Fund []
                     Franklin Templeton Growth Target Fund
                    Franklin Templeton Moderate Target Fund
                Franklin Templeton Perspectives Allocation Fund

                        FRANKLIN TEMPLETON GLOBAL TRUST
                     Franklin Templeton Hard Currency Fund

                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
                          Franklin India Growth Fund
                   Templeton Foreign Smaller Companies Fund
                       Templeton Global Long-Short Fund

                        FRANKLIN VALUE INVESTORS TRUST
                          Franklin All Cap Value Fund
                    Franklin Balance Sheet Investment Fund
                         Franklin Large Cap Value Fund
                         Franklin MicroCap Value Fund
                          Franklin MidCap Value Fund
                         Franklin Small Cap Value Fund

                          TEMPLETON CHINA WORLD FUND

                      TEMPLETON DEVELOPING MARKETS TRUST

                                TEMPLETON FUNDS
                            Templeton Foreign Fund
                             Templeton World Fund

                       TEMPLETON GLOBAL INVESTMENT TRUST
                              Templeton BRIC Fund
                   Templeton Emerging Markets Small Cap Fund
                             Templeton Income Fund
                        Templeton Frontier Markets Fund

                     TEMPLETON GLOBAL OPPORTUNITIES TRUST

                    TEMPLETON GLOBAL SMALLER COMPANIES FUND

                          TEMPLETON GROWTH FUND, INC.

                            TEMPLETON INCOME TRUST
                          Templeton Global Bond Fund
                      Templeton Global Total Return Fund
                       Templeton International Bond Fund


The Statement of Additional Information is amended as follows:

I. "Buying and Selling Shares - Initial Sales Charges - Retirement plans" is revised to add the following after "Class A shares at NAV are available for:

o Employer Sponsored Retirement Plans that invest indirectly in Fund shares through Fund omnibus accounts registered to a financial intermediary


II. The "Dealer Compensation" section under "Buying and Selling Shares" is replaced with the following:

DEALER COMPENSATION Securities dealers may at times receive the entire sales charge. A securities dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the dealer compensation table in the Fund's prospectus.

Distributors may pay the following commissions to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 1% (for funds with a maximum initial sales charge of 5.75%) and 0.75% (for funds with a maximum initial sales charge less than 5.75%) on sales of $1 million or more but less than $4 million, plus 0.50% on sales of $4 million or more but less than $50 million, plus 0.25% on sales of $50 million or more. Consistent with the provisions and limitations set forth in its Class A Rule 12b-1 distribution plan, the Fund may reimburse Distributors for the cost of these commission payments.

These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 18 months of the calendar month of purchase. Other conditions may apply. Other terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

In addition to the sales charge payments described above and the distribution and service (12b-1) fees described below under "The Underwriter -
Distribution and service (12b-1) fees," Distributors and/or its non-fund affiliates may make the following additional payments to securities dealers that sell shares of Franklin Templeton funds:

MARKETING SUPPORT PAYMENTS. Distributors may make payments to certain dealers who are holders or dealers of record for accounts in one or more of the Franklin Templeton funds. Consistent with the provisions and limitations set forth in its Rule 12b-1 distribution plans, the Fund may reimburse Distributors for the cost of a portion of these marketing support payments.
A dealer's marketing support services may include business planning assistance, advertising, educating dealer personnel about the Franklin Templeton funds and shareholder financial planning needs, placement on the dealer's list of offered funds, and access to sales meetings, sales representatives and management representatives of the dealer. Distributors compensates dealers differently depending upon, among other factors, sales and assets levels, redemption rates and the level and/or type of marketing and educational activities provided by the dealer. Such compensation may include financial assistance to dealers that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. These payments may vary depending upon the nature of the event. Distributors will, on an annual basis, determine whether to continue such payments.

In the case of any one dealer, marketing support payments will not exceed the sum of 0.08% of that dealer's current year's total sales of Franklin Templeton mutual funds and 0.05% (or 0.03%) of the total assets respectively, of equity or fixed income funds attributable to that dealer, on an annual basis.

As noted below, Distributors may make additional payments to dealers, including dealers not listed below, related to ticket charges and various dealer-sponsored events intended to educate financial advisors and their clients about the Franklin Templeton funds. The following is a list of FINRA member broker-dealers (including their respective affiliates) receiving marketing support payments as of November 30, 2008. In addition to member firms of FINRA, Distributors and/or its non-fund affiliates also makes marketing support and/or administrative services payments to certain other financial intermediaries that sell fund shares or provide services to Franklin Templeton funds and shareholders, such as banks, insurance companies, and plan administrators. These firms are not included in this list. You should ask your financial intermediary if it receives such payments.

Advantage Capital Corporation, A. G. Edwards & Sons, Inc., AIG Financial Advisors, Inc., American General Securities Incorporated, American Portfolios Financial Services, Inc., Ameriprise Financial Services, Inc., Associated Securities Corp., AXA Advisors, LLC, Banc of America Investment Services, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Capital Brokerage Corporation, CCO Investment Services Corp., Chase Investment Services Corp., Citigroup Global Markets Inc., Comerica Securities, Inc., Commerce Brokerage Services, Inc., Compass Brokerage, Inc., CUNA Brokerage Services, Inc., CUSO Financial Services, L.P., Edward Jones, Fidelity Investments Institutional Services Company, Inc., Fifth Third Securities, Inc., Financial Network Investment Corporation, FSC Securities Corporation, First Command Financial Planning, Inc., Genworth Financial Securities Corporation, Hornor, Townsend & Kent, Inc., J.J.B. Hilliard, W.L. Lyons, LLC, John Hancock Distributors LLC, IFC Holdings Inc. D/B/A INVEST Financial Corporation, ING Financial Partners, Inc., Investacorp, Inc., Investment Centers of America, Inc., Legend Equities Corporation, Lincoln Financial Advisors Corporation, Lincoln Financial Securities Corporation, Lincoln Investment Planning, Inc., LPL Financial Corporation, M&T Securities Inc., Merrill Lynch, Pierce, Fenner & Smith, Incorporated, Morgan Keegan & Company, Inc., Morgan Stanley & Co. Incorporated, Multi-Financial Securities Corporation, Mutual Service Corporation, NatCity Investments, Inc., National Planning Corporation, PFS Investments Inc., PrimeVest Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Capital Markets Corporation, Richard D. Schubert, Inc., Robert W. Baird & Co. Incorporated, Royal Alliance Associates, Inc., Securities America, Inc., Signator Investors, Inc., SII Investments, Inc., SunTrust Investment Services, Inc., TFS Securities, Inc., The Investment Center, Inc., UBS Financial Services Inc., UBS Global Asset Management (US) Inc., UnionBanc Investment Services, LLC, U.S. Bancorp Investments, Inc., UVEST Financial Services Group, Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC, Waterstone Financial Group, Inc., WaMu Investments, Inc., Wells Fargo Investment Services, LLC.

Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed the above-stated limitation.

TRANSACTION SUPPORT PAYMENTS. The types of payments that Distributors may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a dealer or one time payments for ancillary services such as setting up funds on a dealer's mutual fund trading system.

OTHER PAYMENTS. From time to time, Distributors, at its expense, may make additional payments to dealers that sell or arrange for the sale of shares of the Fund. Such compensation may include financial assistance to dealers that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events, co-operative advertising, newsletters, and other dealer-sponsored events. These payments may vary depending upon the nature of the event, and can include travel expenses, such as lodging incurred by registered representatives and other employees in connection with training and educational meetings, client prospecting and due diligence trips.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. Distributors makes payments for events it deems appropriate, subject to Distributors' guidelines and applicable law.

You should ask your dealer for information about any payments it receives from Distributors and any services provided.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.